As filed with the Securities and Exchange Commission on February 2, 2018

1933 Act Registration No. 033-00507

1940 Act Registration No. 811-04419

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 147	☒

(Check appropriate box or boxes.)

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 146 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 2nd day of February, 2018.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 146 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	February 2, 2018

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	February 2, 2018

/s/ Leo J. Hill Leo J. Hill*		Trustee	February 2, 2018

/s/ David W. Jennings David W. Jennings*		Trustee	February 2, 2018

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*		Trustee	February 2, 2018

/s/ Fredric A. Nelson III Fredric A. Nelson III*		Trustee	February 2, 2018

/s/ John E. Pelletier John E. Pelletier*		Trustee	February 2, 2018

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	February 2, 2018

/s/ John W. Waechter John W. Waechter*		Trustee	February 2, 2018

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	February 2, 2018

/s/ Vincent J. Toner Vincent J. Toner		Vice President, Treasurer and Principal Financial Officer	February 2, 2018

*By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	February 2, 2018

**	Attorney-in-fact pursuant to power of attorney, filed previously with PEA 142.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 146

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document